Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the three-months ended March 31, 2020 were as follows:

U.S. $ in thousands
Goodwill as of January 1, 2020	$385,658
Foreign currency translation adjustments	(249)
Goodwill as of March 31, 2020	$385,409

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	March 31, 2020			December 31, 2019
	Carrying Amount, Net of Impairment	Accumulated Amortization	Net Book Value	Carrying Amount, Net of Impairment	Accumulated Amortization	Net Book Value
	U.S. $ in thousands
Developed technology	$299,242	$(256,077)	$43,165	$299,100	$(252,136)	$46,964
Patents	15,552	(7,421)	8,131	15,142	(7,067)	8,075
Trademarks and trade names	25,994	(20,256)	5,738	25,991	(19,966)	6,025
Customer relationships	102,847	(78,358)	24,489	102,936	(76,813)	26,123
Capitalized software development costs	18,489	(18,489)	-	18,630	(18,489)	141
	$462,124	$(380,601)	$81,523	$461,799	$(374,471)	$87,328

Schedule of Estimated Amortization Expense Relating to Intangible Assets
Estimated
amortization expense
(U.S. $ in thousands)
Remaining 9 months of 2020	$18,612
2021	24,699
2022	24,633
2023	7,698
Thereafter	5,881
Total	81,523